Annual Total Returns[BarChart] - Invesco SP MidCap Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.92%)	15.09%	27.34%	9.35%	(4.28%)	4.43%	36.52%	6.82%	36.28%	29.01%